THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
COMMON STOCKS (95.0%)
BASIC INDUSTRIES (9.8%)
AGRICULTURE (1.5%)
Dekalb Genetics Corp., Class B...................       475,000   $    18,465,625
                                                                  ---------------
CHEMICALS (3.4%)
Albemarle Corp...................................       233,400         5,820,412
Bush Boake Allen, Inc.+..........................       110,500         3,107,812
Crompton & Knowles Corp..........................       146,700         3,887,550
General Chemical Group, Inc......................       382,300        10,537,144
Geon Co..........................................        87,800         2,074,275
Georgia Gulf Corp................................       425,300        13,210,881
Minerals Technologies, Inc.......................        55,600         2,432,500
OM Group, Inc....................................        31,050         1,191,544
                                                                  ---------------
                                                                       42,262,118
                                                                  ---------------
FOREST PRODUCTS & PAPER (1.7%)
American Pad & Paper Co.+........................       479,600         6,954,200
Caraustar Industries, Inc........................       136,900         4,410,747
Jefferson Smurfit Corp.+.........................       189,600         3,116,550
Temple-Inland, Inc...............................        77,900         4,450,037
Universal Forest Products, Inc...................       127,200         1,923,900
                                                                  ---------------
                                                                       20,855,434
                                                                  ---------------
METALS & MINING (3.2%)
Allegheny Teledyne, Inc..........................       163,600         4,212,700
Alumax, Inc.+....................................        77,200         2,426,975
Commercial Metals Co.............................       419,900        13,830,456
Mueller Industries, Inc.+........................       166,800         7,766,625
Schnitzer Steel Industries, Inc., Class A........       208,800         5,846,400
Steel Technologies, Inc..........................       488,800         5,560,100
                                                                  ---------------
                                                                       39,643,256
                                                                  ---------------
  TOTAL BASIC INDUSTRIES.........................                     121,226,433
                                                                  ---------------

CONSUMER GOODS & SERVICES (17.5%)
APPARELS & TEXTILES (0.2%)
Ashworth, Inc.+..................................       223,800         2,412,844
Tropical Sportswear International Corp.+.........        34,000           402,687
                                                                  ---------------
                                                                        2,815,531
                                                                  ---------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
AUTOMOTIVE (0.3%)
Amcast Industrial Corp...........................       134,400   $     3,326,400
Sonic Automotive, Inc............................        71,700           752,850
                                                                  ---------------
                                                                        4,079,250
                                                                  ---------------
BROADCASTING & PUBLISHING (0.6%)
Banta Corp.......................................        95,600         2,413,900
Digital Generation Systems, Inc.+................        49,200           175,275
PRIMEDIA, Inc.+..................................       140,700         1,873,069
Tele-Communications TCI Ventures Group+..........       129,900         2,951,166
                                                                  ---------------
                                                                        7,413,410
                                                                  ---------------
EDUCATION (0.3%)
DeVry, Inc.+.....................................        47,500         1,270,625
Education Management Corp.+......................        49,000         1,223,469
Youth Services International, Inc.+..............        74,100         1,074,450
                                                                  ---------------
                                                                        3,568,544
                                                                  ---------------
ENTERTAINMENT, LEISURE & MEDIA (3.1%)
Cinar Films Inc., Class B+.......................        18,800           756,700
Galileo International, Inc.......................       195,800         5,249,887
Grand Casinos, Inc.+.............................       204,100         2,678,812
Imax Corp.+......................................       200,900         4,959,719
International Game Technology....................       372,800         9,320,000
Outdoor Systems, Inc.+...........................       106,100         3,275,837
Steiner Leisure, Ltd.*+..........................       105,900         3,018,150
TCA Cable TV, Inc................................       121,400         5,060,862
WMS Industries, Inc.+............................       140,000         3,255,000
                                                                  ---------------
                                                                       37,574,967
                                                                  ---------------
FOOD, BEVERAGES & TOBACCO (1.2%)
American Italian Pasta Co., Class A+.............        17,200           406,350
Beringer Wine Estates Holdings, Inc., Class B+...        10,400           336,050
IBP, Inc.........................................       111,000         2,532,187
International Home Foods, Inc.+..................       112,800         2,707,200

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
Interstate Bakeries Corp.........................        80,200   $     2,771,912
Universal Corp...................................       141,900         5,613,919
                                                                  ---------------
                                                                       14,367,618
                                                                  ---------------
HOUSEHOLD APPLIANCES & FURNISHINGS (1.9%)
Aaron Rents, Inc.................................       175,000         2,898,437
Bush Industries, Inc., Class A...................       199,700         5,267,087
Department 56, Inc.+.............................       165,500         4,830,531
Furniture Brands International, Inc.+............       427,000         8,353,187
LADD Furniture, Inc.+............................        42,200           646,187
Royal Appliance Manufacturing Co.+...............        57,200           396,825
Stanley Furniture Co., Inc.+.....................        46,600         1,281,500
                                                                  ---------------
                                                                       23,673,754
                                                                  ---------------
HOUSEHOLD PRODUCTS (0.0%)
Safety 1st, Inc.+................................        12,800            88,000
                                                                  ---------------
RESTAURANTS & HOTELS (2.1%)
Applebee's International, Inc....................        45,000           953,437
Boston Chicken, Inc.+............................       270,200         2,165,822
Boyd Gaming Corp.+...............................       266,300         1,930,675
Candlewood Hotel Company, Inc.+..................       167,500         1,465,625
Extended Stay America, Inc.+.....................        96,400         1,108,600
Friendly Ice Cream Corp.+........................        35,500           571,328
La Quinta Inns, Inc..............................       139,000         2,641,000
Outback Steakhouse, Inc.+........................       230,100         6,895,809
Papa John's International, Inc.+.................       122,400         4,054,500
Showbiz Pizza Time, Inc.+........................        77,100         1,672,106
Wendy's International, Inc.......................        99,300         2,085,300
                                                                  ---------------
                                                                       25,544,202
                                                                  ---------------
RETAIL (6.0%)
AutoZone, Inc.+..................................       212,100         6,363,000
Central Garden & Pet Co.+........................        26,900           759,925
Charming Shoppes, Inc.+..........................       190,100           929,708
Circuit City Stores, Inc.........................       121,100         3,973,594
CML Group, Inc.+.................................       100,300           351,050
Corporate Express, Inc.+.........................       638,600        10,037,994
Delia's, Inc.+...................................        89,500         2,092,062
Garden Ridge Corp.+..............................       490,000         7,487,812
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
RETAIL (CONTINUED)
Gymboree Corp.+..................................       117,800   $     3,405,156
Hannaford Brothers Co............................       169,300         6,803,744
Lazare Kaplan International, Inc.+...............        79,400         1,136,412
Let's Talk Cellular & Wireless, Inc.+(a).........        34,600           400,062
Lithia Motors, Inc., Class A+....................        91,100         1,429,131
N2K, Inc.+.......................................        11,400           216,600
Nine West Group, Inc.+...........................       130,200         3,539,812
One Price Clothing Stores, Inc.+.................       347,100           715,894
ONSALE, Inc.+....................................        76,500         1,350,703
Pacific Sunwear of California+...................        30,550           998,603
Party City Corp.+................................       134,000         3,835,750
Penn Traffic Co.+................................        76,800           672,000
Reebok International Ltd. (ADR)*+................       110,900         4,359,756
ShopKo Stores, Inc.+.............................        34,400           722,400
SportsLine USA, Inc.+............................        38,800           309,187
Talbots, Inc.....................................       219,500         4,650,656
The Sports Authority, Inc.+......................        49,200           965,550
Toymax International, Inc.+......................        23,700           214,781
Urban Outfitters, Inc.+..........................       301,300         5,348,075
USA Floral Products, Inc.+.......................        17,100           259,706
                                                                  ---------------
                                                                       73,329,123
                                                                  ---------------
TEXTILES (1.8%)
Fruit of the Loom, Inc., Class A+................       361,700         8,432,131
Westpoint Stevens, Inc.+.........................       321,600        12,843,900
Worldtex, Inc.+..................................        71,700           609,450
                                                                  ---------------
                                                                       21,885,481
                                                                  ---------------
  TOTAL CONSUMER GOODS & SERVICES................                     214,339,880
                                                                  ---------------

ENERGY (5.9%)
GAS EXPLORATION (1.6%)
Barrett Resources Corp.+.........................       161,500         4,784,437
Devon Energy Corp................................        22,100           859,137
Falcon Drilling Co., Inc.+.......................        78,500         2,531,625
Newfield Exploration Co.+........................       159,500         3,718,344
Ocean Energy, Inc.+..............................        36,200         2,024,937

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
GAS EXPLORATION (CONTINUED)
Patterson Energy, Inc.+..........................        88,000   $     3,212,000
Questar Corp.....................................        71,400         2,797,987
                                                                  ---------------
                                                                       19,928,467
                                                                  ---------------
OIL-PRODUCTION (2.3%)
Plains Resources, Inc.+..........................       150,000         2,475,000
Snyder Oil Corp..................................       120,300         2,390,962
Tosco Corp.......................................       440,200        14,334,012
Valero Energy Corp...............................       269,200         8,446,150
                                                                  ---------------
                                                                       27,646,124
                                                                  ---------------
OIL-SERVICES (2.0%)
Bayard Drilling Technologies, Inc.+..............        17,200           316,050
Dril-Quip, Inc.+.................................         6,800           203,575
Hanover Compressor Co.+..........................        70,300         1,476,300
Input/Output, Inc.+..............................       669,900        17,333,662
IRI International Corp.+.........................        34,400           554,700
Pride International, Inc.+.......................        22,400           618,800
Seacor Smit, Inc.+...............................        67,700         3,770,044
                                                                  ---------------
                                                                       24,273,131
                                                                  ---------------
  TOTAL ENERGY...................................                      71,847,722
                                                                  ---------------

FINANCE (19.5%)
BANKING (7.4%)
Bank United Corp., Class A.......................       153,600         6,393,600
Banknorth Group, Inc.............................        80,100         4,831,031
BankUnited Financial Corp., Class A+.............        28,400           367,425
Charter One Financial, Inc.......................        98,660         5,870,270
Colonial BancGroup, Inc..........................       124,400         3,778,650
Commercial Federal Corp..........................        44,100         2,119,556
Community First Bankshares, Inc..................        27,400         1,298,075
Compass Bancshares, Inc..........................       136,300         5,464,778
Crestar Financial Corp...........................        21,700         1,114,837
First Hawaiian, Inc..............................       183,000         6,896,812
First Republic Bank+.............................        54,700         1,511,087
Firstar Corp.....................................        70,100         2,733,900
FirstFed Financial Corp.+........................        96,400         3,518,600
Flagstar Bancorp, Inc............................       100,400         1,851,125
GBC Bancorp......................................       120,800         6,621,350
Hamilton Bancorp, Inc.+..........................        10,300           294,837
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
BANKING (CONTINUED)
HUBCO, Inc.......................................       191,774   $     6,646,155
InterWest Bancorp, Inc...........................        35,200         1,366,200
Irwin Financial Corp.............................        46,300         1,880,937
National Commerce Bancorporation.................       137,600         4,093,600
North Fork Bancorporation, Inc...................       120,100         3,648,037
Pacific Century Financial Corp...................       100,900         5,145,900
Providian Financial Corp.........................        49,400         2,176,687
Security First Network Bank+.....................        23,200           185,600
Sun Bancorp, Inc.+...............................        16,500           412,500
Trustco Bank Corp................................       161,780         3,988,888
Trustmark Corp...................................        46,200         1,735,387
Valley National Bancorp..........................       157,175         5,471,655
                                                                  ---------------
                                                                       91,417,479
                                                                  ---------------
FINANCIAL SERVICES (2.1%)
Amresco, Inc.+...................................        60,500         1,678,875
Beneficial Corp..................................        70,500         5,472,562
ContiFinancial Corp.+............................        44,000         1,157,750
First Alliance Corp.+............................        58,250         1,223,250
Granite Financial, Inc.+.........................        31,100           505,375
Hanover Capital Mortgage Holdings, Inc...........        30,500           518,500
IMH Commercial Holdings, Inc.....................        29,900           538,200
Litchfield Financial Corp........................       126,740         2,511,036
Ocwen Financial Corp.+...........................        90,800         2,201,900
Paymentech, Inc.+................................       197,700         3,064,350
Trammell Crow Co.+(a)............................        17,200           378,400
United Asset Managment Corp......................       115,200         3,002,400
WFS Financial, Inc.+.............................       124,600         1,479,625
Willis Lease Finance Corp.+......................       111,900         2,251,987
                                                                  ---------------
                                                                       25,984,210
                                                                  ---------------
INSURANCE (4.4%)
Capital Re Corp..................................       346,150        19,406,034
Financial Security Assurance Holdings Ltd.*......       138,800         6,089,850
Nationwide Financial Services, Inc...............        49,400         1,688,862
Reliance Group Holdings, Inc.....................       259,000         3,302,250
RenaissanceRe Holdings, Ltd.*....................       191,200         8,006,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
INSURANCE (CONTINUED)
USF & G Corp.....................................       165,500   $     3,341,031
W. R. Berkley Corp...............................       294,550        12,352,691
                                                                  ---------------
                                                                       54,187,218
                                                                  ---------------
REAL ESTATE INVESTMENT TRUSTS (5.6%)
American General Hospitality Corp................       109,800         2,978,325
American Residential Investment Trust, Inc.......        29,500           440,656
Arden Realty Group, Inc..........................       157,500         4,793,906
Beacon Properties Corp...........................       106,300         4,783,500
Brandywine Realty Trust..........................        62,800         1,518,975
Burnham Pacific Properties, Inc..................       123,900         1,773,319
Crescent Real Estate Equities, Inc...............        22,800           877,800
Developers Diversified Realty Corp...............        79,000         3,076,062
Entertainment Properties Trust+..................        66,300         1,276,275
Excel Realty Trust, Inc..........................        36,200         1,104,100
Gables Residential Trust.........................       165,800         4,507,687
Highwoods Properties, Inc........................        96,200         3,457,187
Innkeepers USA Trust.............................        41,000           658,562
Manufactured Home Communities, Inc...............        70,300         1,915,675
National Golf Properties, Inc....................        53,500         1,698,625
Oasis Residential, Inc...........................       176,200         3,843,362
Post Properties, Inc.............................       141,448         5,463,410
Price REIT, Inc..................................        82,900         3,274,550
Public Storage, Inc..............................        90,900         2,511,112
Simon Debartolo Group, Inc.......................       122,000         3,987,875
Starwood Lodging Trust...........................        81,400         4,365,075
Sunstone Hotel Investors, Inc....................        61,200         1,074,825
Tower Realty Trust, Inc.+........................        53,600         1,306,500
TriNet Corporate Realty Trust, Inc...............        65,200         2,510,200
Urban Shopping Centers, Inc......................        43,300         1,442,431
Weeks Corp.......................................       109,200         3,494,400
Westfield America, Inc...........................        58,100           969,544
                                                                  ---------------
                                                                       69,103,938
                                                                  ---------------
  TOTAL FINANCE..................................                     240,692,845
                                                                  ---------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------

HEALTHCARE (8.6%)
BIOTECHNOLOGY (1.8%)
Applied Analytical Industries, Inc.+.............       114,500   $     1,452,719
ArQule, Inc.+....................................        49,000         1,025,937
Cor Therapeutics, Inc.+..........................        26,700           609,094
Human Genome Sciences, Inc.+.....................       135,600         5,542,650
Hyseq, Inc.+.....................................        13,750           175,312
IDEC Pharmaceuticals Corp.+......................        26,000           909,188
Incyte Pharmaceuticals, Inc.+....................       129,600         5,313,600
Millennium Pharmaceuticals, Inc.+................        53,900         1,074,631
Novoste Corp.+...................................        25,800           616,781
SangStat Medical Corp.+..........................       113,800         3,940,325
Synaptic Pharmaceutical Corp.+...................        17,200           215,538
Vical, Inc.+.....................................        48,100           667,388
                                                                  ---------------
                                                                       21,543,163
                                                                  ---------------
HEALTH SERVICES (3.3%)
Alternative Living Services, Inc.+...............        86,900         2,313,713
Apria Healthcare Group, Inc.+....................       216,800         3,414,600
Health Care & Retirement Corp.+..................        70,800         2,787,750
Lifeline Systems, Inc.+..........................       101,100         2,262,113
Mariner Health Group, Inc.+......................       520,000         7,556,250
Paracelsus Healthcare Corp.+.....................       110,800           609,400
Pediatrix Medical Group, Inc.+...................        39,500         1,747,875
PhyCor, Inc.+....................................       284,000         7,011,250
ProMedCo Management Co.+.........................        51,500           437,750
Renal Care Group Inc.............................        29,300           930,275
Renal Treatment Centers, Inc.+...................        30,000           999,375
Sierra Health Services, Inc.+....................       191,400         6,962,175
Summit Care Corp.+...............................       183,600         2,914,650
Sunrise Assisted Living, Inc.+...................        27,300           984,506
                                                                  ---------------
                                                                       40,931,682
                                                                  ---------------
MEDICAL SUPPLIES (2.3%)
AutoCyte, Inc.+..................................        62,700           630,919
Cardiac Pathways Corp.+..........................        41,400           349,313
Closure Medical Corp.+...........................        36,700           903,738
Computer Motion, Inc.+...........................        37,200           397,575
Conceptus, Inc.+.................................        29,800           163,900
CONMED Corp.+....................................        95,500         2,256,188

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
MEDICAL SUPPLIES (CONTINUED)
Eclipse Surgical Technologies+...................       152,300   $     1,265,994
Endocardial Solutions, Inc.+.....................        53,000           616,125
Heartstream, Inc.+...............................       138,300         1,685,531
Henry Schein, Inc.+..............................        25,900           913,784
IDEXX Laboratories, Inc.+........................       319,200         5,107,200
Kensey Nash Corp.+...............................       243,000         4,100,625
KeraVision, Inc.+................................       143,400           869,363
Medi-Ject Corp.+.................................       210,300           604,613
Physio-Control International Corp.+..............        61,600           974,050
ResMed, Inc.+....................................        16,200           490,050
Sola International, Inc.+........................        75,200         2,274,800
Urologix, Inc.+..................................        23,600           470,525
Ventana Medical Systems, Inc.+...................       294,400         4,508,000
                                                                  ---------------
                                                                       28,582,293
                                                                  ---------------
PHARMACEUTICALS (1.2%)
Alza Corp.+......................................       289,100         7,715,356
Crescendo Pharmaceuticals Corp.+.................        14,555           165,563
Kos Pharmaceuticals, Inc.+.......................       115,600         1,921,850
Ligand Pharmaceuticals, Class B+.................        44,400           574,425
Mylan Labs, Inc..................................       217,200         4,819,125
                                                                  ---------------
                                                                       15,196,319
                                                                  ---------------
  TOTAL HEALTHCARE...............................                     106,253,457
                                                                  ---------------

INDUSTRIAL PRODUCTS & SERVICES (9.7%)
BUILDING MATERIALS (1.0%)
American Residential Services, Inc.+.............       171,100         2,331,238
Comfort Systems USA, Inc.+.......................        60,700         1,031,900
Owens Corning....................................       179,700         6,603,975
Service Experts, Inc.+...........................        93,700         2,547,469
                                                                  ---------------
                                                                       12,514,582
                                                                  ---------------
CAPITAL GOODS (3.4%)
ABC Rail Products Corp.+.........................        55,600         1,122,425
Applied Power, Inc., Class A.....................        59,800         3,647,800
Cincinnati Milacron, Inc.........................       206,900         6,116,481
Collins & Aikman Corp.+..........................       269,600         2,392,700
IDEX Corp........................................       118,000         3,930,875
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
CAPITAL GOODS (CONTINUED)
Industrial Distribution Group, Inc.+.............         8,100   $       156,431
MagneTek, Inc.+..................................       387,000         8,078,625
Modine Manufacturing Co..........................        65,400         2,221,556
Shaw Group, Inc.+................................       103,800         2,530,125
Wabash National Corp.............................       299,800         8,488,088
York International Corp..........................        70,300         3,255,769
                                                                  ---------------
                                                                       41,940,875
                                                                  ---------------
COMMERCIAL SERVICES (0.8%)
Equity Corp. International+......................        65,300         1,395,788
Hospitality Worldwide Services...................        18,200           218,400
Norrell Corp.....................................        81,000         1,974,375
Perceptron, Inc.+................................        94,000         2,091,500
Pinkertons, Inc.+................................       114,150         2,611,181
Wackenhut Corrections Corp.+.....................        34,400           963,200
                                                                  ---------------
                                                                        9,254,444
                                                                  ---------------
CONSTRUCTION & HOUSING (1.3%)
D.R. Horton, Inc.+...............................       918,600        16,362,563
                                                                  ---------------
DIVERSIFIED MANUFACTURING (1.1%)
Brady (W.H.) Co..................................        72,200         2,215,638
Intermet Corp....................................       600,500        11,034,188
                                                                  ---------------
                                                                       13,249,826
                                                                  ---------------
ELECTRICAL EQUIPMENT (1.3%)
Avnet, Inc.......................................        79,500         5,266,875
Grainger (W.W.), Inc.............................        57,400         5,374,075
Molex, Inc.......................................       122,500         4,677,969
Tecumseh Products Co.............................         8,100           399,938
                                                                  ---------------
                                                                       15,718,857
                                                                  ---------------
MACHINERY (0.0%)
AGCO Corp........................................         8,100           220,793
Middleby Corp.+..................................        34,100           350,591
                                                                  ---------------
                                                                          571,384
                                                                  ---------------
MANUFACTURING (0.1%)
Rock of Ages Corp.+..............................        35,600           658,600
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
POLLUTION CONTROL (0.7%)
American Disposal Services, Inc.+................        74,400   $     2,659,800
Sevenson Environmental Services, Inc.............       129,600         1,555,200
Tetra Technologies, Inc.+........................       162,600         3,810,938
                                                                  ---------------
                                                                        8,025,938
                                                                  ---------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     118,297,069
                                                                  ---------------

TECHNOLOGY (11.5%)
AEROSPACE (1.5%)
Coltec Industries, Inc.+.........................       352,500         8,217,656
Orbital Sciences Corp.+..........................       268,400         6,894,525
Rohr Industries, Inc.+...........................       103,500         3,169,688
                                                                  ---------------
                                                                       18,281,869
                                                                  ---------------
COMPUTER PERIPHERALS (2.3%)
Bolder Technologies Corp.+.......................        81,900           931,613
EMC Corp.+.......................................        91,800         2,782,688
HMT Technology Corp.+............................       184,000         2,426,500
Hypercom Corp.+..................................        91,800         1,468,800
In Focus Systems, Inc.+..........................        91,300         3,007,194
Komag, Inc.+.....................................       259,900         5,238,609
Pinnacle Systems, Inc.+..........................        92,200         2,235,850
Proxim, Inc.+....................................        90,400         1,073,500
Quantum Corp.+...................................       268,400         7,120,988
Radiant Systems, Inc.+...........................        16,100           319,988
Raster Graphics, Inc.+...........................       100,800           585,900
SanDisk Corp.+...................................        19,300           470,438
SCM Microsystems, Inc.+..........................        30,900           802,434
                                                                  ---------------
                                                                       28,464,502
                                                                  ---------------
COMPUTER SOFTWARE (2.7%)
Aspect Development, Inc.+........................        22,700           967,588
Aspen Technologies, Inc.+........................       103,700         3,947,081
Autodesk, Inc....................................        95,800         3,679,319
Checkfree Corp.+.................................       134,600         3,516,425
Cognicase, Inc.+.................................        13,900           131,181
Edify Corp.+.....................................       167,700         2,840,419
Integrated Systems, Inc.+........................        39,200           606,375
MAPICS, Inc.+....................................       122,700         1,342,031
MathSoft, Inc.+..................................        60,800           199,500
Metromail Corp.+.................................       147,000         2,627,625
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
COMPUTER SOFTWARE (CONTINUED)
Remedy Corp.+....................................        70,200   $     3,071,250
Synopsys, Inc.+..................................        63,000         2,594,813
Transaction Systems Architects, Inc., Class A+...       113,800         4,413,306
Tripos, Inc.+....................................        82,600         1,249,325
Viasoft, Inc.+...................................        16,000           586,000
Visigenic Software, Inc.+........................       122,500           937,891
                                                                  ---------------
                                                                       32,710,129
                                                                  ---------------
COMPUTER SYSTEMS (0.2%)
Avid Technology, Inc.+...........................        80,200         2,355,875
Bell & Howell Co.+...............................        18,200           432,250
                                                                  ---------------
                                                                        2,788,125
                                                                  ---------------
ELECTRONICS (2.3%)
Electronics for Imaging, Inc.+...................       171,100         8,234,188
Flextronics International, Ltd.*+................        37,900         1,534,950
Itron, Inc.+.....................................        99,000         1,788,188
Jabil Circuit, Inc.+.............................        31,500         1,515,938
Nimbus CD International, Inc.+...................        44,900           446,194
Perkin-Elmer Corp................................       102,400         7,123,200
Quickturn Design System, Inc.....................       125,900         1,471,456
Symbol Technologies, Inc.........................        35,300         1,378,906
Thomas & Betts Corp..............................        90,900         4,124,588
                                                                  ---------------
                                                                       27,617,608
                                                                  ---------------
INFORMATION PROCESSING (1.0%)
Cambridge Technology Partners, Inc.+.............       103,200         4,005,450
Computer Horizons Corp.+.........................        17,250           571,406
CSG Systems International, Inc.+.................        17,000           627,938
International Network Services+..................       141,300         2,525,738
Keane, Inc.+.....................................        31,400           994,988
Metro Information Services, Inc.+................        71,000         1,819,375
Sapient Corp.+...................................        40,500         2,106,000
                                                                  ---------------
                                                                       12,650,895
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
SEMICONDUCTORS (1.5%)
8 x 8, Inc.+.....................................       163,800   $     1,899,056
Alliance Semiconductor Corp.+....................       142,800           905,888
Altera Corp.+....................................        63,800         2,990,625
ATMI, Inc.*+.....................................        88,100         2,879,769
Exar Corp.+......................................         8,800           220,550
Galileo Technology Ltd.*+........................        23,500           729,969
Integrated Device Technology, Inc.+..............       269,100         2,749,866
Integrated Silicon Solution, Inc.+...............       117,700         1,162,288
SDL, Inc.+.......................................       133,700         2,264,544
SIPEX Corp.+.....................................        38,900         1,230,213
Vitesse Semiconductor Corp.+.....................        32,700         1,459,238
                                                                  ---------------
                                                                       18,492,006
                                                                  ---------------
  TOTAL TECHNOLOGY...............................                     141,005,134
                                                                  ---------------
TELECOMMUNICATIONS (1.9%)
TELECOMMUNICATION SERVICES (0.7%)
At Home Corp., Series A+.........................        25,800           530,513
Concentric Network Corp.+........................       135,800         1,417,413
Mobile Telecommunication Technologies Corp.+.....       131,000         2,280,219
Premiere Technologies, Inc.+.....................       187,500         4,488,281
                                                                  ---------------
                                                                        8,716,426
                                                                  ---------------
TELECOMMUNICATIONS-EQUIPMENT (1.2%)
Aspect Telecommunications Corp.+.................       111,200         2,502,000
Excel Switching Corp.+...........................        26,800           649,900
Glenayre Technologies, Inc.+.....................       181,100         1,980,781
Natural Microsystems Corp.+......................        77,900         3,709,988
P-COM, Inc.+.....................................       120,400         2,114,525
QUALCOMM, Inc.+..................................        63,500         4,310,063
                                                                  ---------------
                                                                       15,267,257
                                                                  ---------------
  TOTAL TELECOMMUNICATIONS ......................                      23,983,683
                                                                  ---------------
TRANSPORTATION (2.3%)
AIRLINES (0.2%)
ASA Holdings, Inc................................        85,700         2,544,219
                                                                  ---------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
RAILROADS (1.2%)
Genesee & Wyoming Inc., Class A+.................       139,900   $     3,549,963
Wisconsin Central Transportation Corp.+..........       350,700        10,630,594
                                                                  ---------------
                                                                       14,180,557
                                                                  ---------------
TRANSPORTATION (0.2%)
GATX Corp........................................        46,800         2,843,100
                                                                  ---------------
TRUCK & FREIGHT CARRIERS (0.7%)
Allied Holdings, Inc.+...........................       102,100         2,010,094
American Freightways Corp.+......................       125,600         1,836,900
Jevic Transportation, Inc.+......................        16,600           273,900
Motor Cargo Industries, Inc.+....................        32,200           371,306
Werner Enterprises, Inc..........................       161,700         3,496,763
                                                                  ---------------
                                                                        7,988,963
                                                                  ---------------
  TOTAL TRANSPORTATION...........................                      27,556,839
                                                                  ---------------

UTILITIES (8.3%)
ELECTRIC (5.4%)
Central Hudson Gas & Electric Corp...............       170,000         6,545,000
Central Louisiana Electric Co....................       212,400         6,172,875
Enova Corp.......................................       212,000         5,512,000
Hawaiian Electric Industries, Inc................       184,200         7,172,288
Illinova Corp....................................       145,800         3,526,538
MidAmerican Energy Holdings Co...................       308,700         6,154,706
Montana Power Co.................................        49,400         1,352,325
New England Electric System......................       228,800         9,438,000
Northern States Power Co.........................        69,300         3,802,838
Otter Tail Power Co..............................        59,300         2,045,850
Pinnacle West Capital Corp.......................       120,900         4,662,206
Potomac Electric Power Co........................       282,200         6,984,450
Wisconsin Energy Corp............................        91,200         2,462,400
                                                                  ---------------
                                                                       65,831,476
                                                                  ---------------
NATURAL GAS (0.8%)
Atmos Energy Corp................................       109,100         2,897,969
MCN Energy Group, Inc............................        20,100           767,569
Wicor, Inc.......................................       129,800         5,987,025
                                                                  ---------------
                                                                        9,652,563
                                                                  ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  ------------   ---------------
TELEPHONE (1.5%)
American Communications Services, Inc.+..........        88,000   $     1,171,500
COLT Telcom Group plc (ADR)+(a)..................        65,400         2,840,813
Frontier Corp....................................        69,500         1,702,750
ICG Communications, Inc.+........................        34,900           812,516
Intermedia Communications, Inc.+.................        51,700         2,555,919
ITC DeltaCom, Inc.+..............................        12,700           179,388
McLeodUSA, Inc., Class A+........................       142,500         5,290,313
NEXTLINK Communications, Inc., Class A+..........        17,700           357,872
Omnipoint Corp.+.................................       169,000         3,575,406
Pacific Gateway Exchange, Inc.+..................         9,100           356,038
                                                                  ---------------
                                                                       18,842,515
                                                                  ---------------
WATER (0.6%)
E'Town Corp......................................       120,900         4,269,281
SJW Corp.........................................        21,300         1,214,100
Southern California Water Co.....................       101,600         2,292,350
                                                                  ---------------
                                                                        7,775,731
                                                                  ---------------
  TOTAL UTILITIES................................                     102,102,285
                                                                  ---------------
  TOTAL COMMON STOCKS
   (COST $973,452,255)...........................                   1,167,305,347
                                                                  ---------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  ------------   ---------------
SHORT-TERM INVESTMENTS (5.4%)
REPURCHASE AGREEMENT (5.4%)
Goldman Sachs, Repurchase Agreement 5.50% dated
  11/28/97 due 12/01/97, proceeds $65,875,179
  (collateralized by $45,760,000 U.S. Treasury
  Note, 6.25% due 5/31/00, valued at $47,671,279
  and $18,302,000 U.S. Treasury Note, 7.75% due
  1/31/00, valued at $19,490,728) (cost
  $65,845,000)...................................  $ 65,845,000   $    65,845,000
                                                                  ---------------
TOTAL INVESTMENTS (COST $1,039,297,255) (100.4%)...............
                                                                    1,233,150,347
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)..................
                                                                       (4,697,491)
                                                                  ---------------
NET ASSETS (100.0%)............................................   $ 1,228,452,856
                                                                  ---------------
                                                                  ---------------

------------------------------
Note: For Federal Income Tax purposes, the cost of securities at November 30, 1997, was $1,044,816,977, the aggregate gross unrealized appreciation and depreciation was $231,112,586 and $42,779,216, respectively, resulting in net unrealized appreciation of $188,333,370 .

+ Non-income producing security.

* Foreign security.

(a) $3,202,874 market value of equity securities is segregated as collateral for when-issued securities.

When-issued -- A conditional transaction in a security authorized for issuance but not actually issued.

(ADR) Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR, after the name of a foreign holding, stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,039,297,255 )        $1,233,150,347
Receivable for Investments Sold                        11,995,384
Dividends Receivable                                      895,314
Interest Receivable                                        30,179
Prepaid Trustees' Fees                                      2,336
Prepaid Expenses and Other Assets                           6,407
                                                   --------------
    Total Assets                                    1,246,079,967
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      16,923,340
Advisory Fee Payable                                      605,141
Custody Fee Payable                                        51,138
Administrative Services Fee Payable                        30,462
Payable to Custodian                                        2,532
Administration Fee Payable                                  1,297
Fund Services Fee Payable                                   1,655
Accrued Expenses                                           11,546
                                                   --------------
    Total Liabilities                                  17,627,111
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,228,452,856
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                 $  6,961,243
Interest Income                                                    1,418,094
                                                                ------------
    Investment Income                                              8,379,337
EXPENSES
Advisory Fee                                       $3,612,449
Custodian Fees and Expenses                           199,000
Administrative Services Fee                           183,228
Professional Fees and Expenses                         29,031
Fund Services Fee                                      22,341
Administration Fee                                     13,572
Trustees' Fees and Expenses                            10,070
Printing Expenses                                       8,114
Insurance Expense                                       2,156
Registration Fees                                         306
                                                   ----------
    Total Expenses                                                 4,080,267
                                                                ------------
NET INVESTMENT INCOME                                              4,299,070
NET REALIZED GAIN ON INVESTMENTS                                 110,283,908
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     58,675,647
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $173,258,625
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1997     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1997
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,299,070    $    8,348,905
Net Realized Gain on Investments                        110,283,908        87,877,628
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          58,675,647        (2,676,687)
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                        173,258,625        93,549,846
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           178,831,266       386,255,018
Withdrawals                                            (193,919,646)     (269,567,535)
                                                   -----------------   --------------
    Net Increase (Decrease) from Investors'
      Transactions                                      (15,088,380)      116,687,483
                                                   -----------------   --------------
    Total Increase in Net Assets                        158,170,245       210,237,329
NET ASSETS
Beginning of Period                                   1,070,282,611       860,045,282
                                                   -----------------   --------------
End of Period                                      $  1,228,452,856    $1,070,282,611
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                      FOR THE SIX      FOR THE FISCAL YEAR ENDED    JULY 19, 1993
                                                     MONTHS ENDED               MAY 31,            (COMMENCEMENT OF
                                                   NOVEMBER 30, 1997   -------------------------    OPERATIONS) TO
                                                      (UNAUDITED)       1997      1996     1995      MAY 31, 1994
                                                   -----------------   -------   ------   ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.68%(a)    0.68%   0.67%    0.71%             0.72%(a)
  Net Investment Income                                        0.71%(a)    0.92%   1.33%    1.21%             0.99%(a)
Portfolio Turnover                                               44%        98%      93%      75%               97%+
Average Broker Commissions                                   0.0452     0.0467       --       --                --

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of small companies. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

   b) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Distributions to shareholders of net investment income and realized net captial gains, if any, are declared and paid annually.

   d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   d) The Portfolio's custodian takes possession of the collateral pledged for investment in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan a fee at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended November 30, 1997, such fees amounted to $3,612,449.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for operations of the Portolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1997, the fee for these services amounted to $13,572.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1997, the fee for these services amounted to $183,228.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $22,341 for the six months ended November 30, 1997.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1997 were as follows:

   COST OF            PROCEEDS
  PURCHASES          FROM SALES
-----------------   ------------
$496,193,692......  $521,041,022

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Funds's Notes to the Financial Statements which are included elsewhere in this report.

30